General	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
Note 1 - General
Note 1 – General

A.	The Reporting Entity

ICL Group Ltd. (hereinafter – the Company), is a company incorporated and domiciled in Israel. The Company's shares are traded on both the Tel-Aviv Stock Exchange (TASE) and the New York Stock Exchange (NYSE) under the ticker: ICL. The address of the Company’s registered headquarters is 23 Aranha St., Tel Aviv, Israel. The Company is a subsidiary of Israel Corporation Ltd., a public company traded on the TASE under the ticker: ILCO:TA. The State of Israel holds a Special State Share in ICL and in some of its subsidiaries, entitling the State the right to safeguard the State of Israel vital interests. For additional information, see Note 19 - Equity.

The Company, together with its subsidiaries, associated companies and joint ventures (hereinafter - the Group or ICL), is a leading specialty minerals group that operates a unique, integrated business model. The Company competitively extracts certain minerals as raw materials and utilizes processing and product formulation technologies to add value to customers in two main end-markets: agriculture and industrial (including food). ICL’s products are used mainly in agriculture, electronics, food, fuel and gas exploration, water purification and desalination, construction, detergents, cosmetics, pharmaceuticals and automotive.

B.	Security situation in Israel

In October 2023, the Israeli government declared a state of war in response to attacks on its civilians in the south of Israel, which escalated to other areas. The security situation has presented several challenges, including disruptions in supply chains and shipping routes, personnel shortages due to recurring rounds of mobilization for reserve duty, additional costs to protect Company sites/assets, effects of reluctance to perform contractual obligations in Israel during hostilities, various bans and limitations on trade and cooperation with Israel related entities, and fluctuations in foreign currency exchange rates relative to the Israeli shekel. Additionally, regional tensions involving Houthis attacks and threats to commercial vessels have intensified, disrupting shipping routes and commercial shipping arrangements, leading to increased shipping costs.

The Company continues to take measures to ensure the safety of its employees and business partners, as well as the communities in which it operates. It has also implemented supportive measures to accommodate employees called for reserve duty, aiming to minimize any potential impact on its business, and to avoid disruptions to production activities at its facilities in Israel.

The security situation in the last year has not had a material impact on the Company's business results. However, as the developments related to the war, as well as its duration, are unpredictable, the Company is unable to estimate the extent of the war’s potential impact on its future business and results. The Company continuously monitors developments and will take all necessary actions to minimize any negative consequences to its operations and assets.

C.	Definitions

1.	Subsidiary – a company over which the Company has control and the financial statements of which are fully consolidated with the Company's statements as part of the consolidated financial statements.

2.	Investee company – a subsidiary, including a partnership or joint venture which is accounted for using the equity method.

3.	Related party – As in IAS 24 (2009), “Related Party Disclosures”.